Pension and Other Post-retirement Obligations - Summary of Net Liability Recognised in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Defined benefit pension schemes / post- employment obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of defined benefit scheme assets	$ (398)	$ (634)
Scheme deficit	337	333
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	337	333
Defined benefit pension schemes / post- employment obligations [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	377	613
Defined benefit pension schemes / post- employment obligations [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	358	354
Post-retirement medical schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of defined benefit scheme assets	0	0
Scheme deficit	197	214
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	197	214
Post-retirement medical schemes [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	0	0
Post-retirement medical schemes [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 197	$ 214